Filed Pursuant to Rule 497(e)

Securities Act File No. 33-40771

Comstock Funds, Inc. (the “Fund”)

Supplement dated July 12, 2022 to the

Fund’s Statement of Additional Information (the “SAI”) dated November 26, 2021

Under the heading “Financial Statements”, the first sentence shall be replaced with the following:

The Fund’s Financial Statements for the fiscal year ended April 30, 2022, including the Report of Ernst & Young LLP, independent registered public accounting firm, are incorporated herein by reference to the Company’s 2022 annual report to Shareholders.

Please retain this Supplement for future reference.